Exhibit 99
Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-231819-04 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.

I. SUMMARY***

		Initial	Beginning of Period Balance	End of Period Balance	End of Period Factor
2020-A Reference Pool Balance		$1,248,469,217.26	$1,248,469,217.26	$1,232,347,656.85	0.9870869
Total Note Balance		$1,108,600,000.00	$1,108,600,000.00	$1,086,260,161.73	0.9798486

Total Overcollateralization		$139,869,217.26	$139,869,217.26	$146,087,495.12

2020-A Exchange Note Balance		$1,142,886,597.94	$1,142,886,597.94	$1,121,043,011.16	0.9808874
2020-A Exchange Note Overcollateralization		$105,582,619.32	$105,582,619.32	$111,304,645.69

Overcollateralization			Beginning of Period	End of Period
2020-A Reference Pool Balance as a % of Total Note Balance			112.62%	113.45%
2020-A Reference Pool Balance as a % of 2020-A Exchange Note Balance			109.24%	109.93%

	Note Interest Rate	Initial Balance	Beginning of Period Balance	End of Period Balance	End of Period Factor
Class A-1 Notes	1.72753%	$190,000,000.00	$190,000,000.00	$167,660,161.73	0.8824219
Class A-2 Notes	1.80000%	$382,000,000.00	$382,000,000.00	$382,000,000.00	1.0000000
Class A-3 Notes	1.85000%	$353,000,000.00	$353,000,000.00	$353,000,000.00	1.0000000
Class A-4 Notes	1.88000%	$75,000,000.00	$75,000,000.00	$75,000,000.00	1.0000000
Class B Notes	2.05000%	$56,200,000.00	$56,200,000.00	$56,200,000.00	1.0000000
Class C Notes	2.25000%	$52,400,000.00	$52,400,000.00	$52,400,000.00	1.0000000

Total		$1,108,600,000.00	$1,108,600,000.00	$1,086,260,161.73	0.9798486

	Principal Payments		Interest Payments		Total Payments
	Actual	Principal Payments per $1000 Face	Actual	Interest Payments per $1000 Face	Actual	Total Payments per $1000 Face
Class A-1 Notes	$22,339,838.27	$117.58	$191,467.91	$1.01	$22,531,306.18	$118.59
Class A-2 Notes	$0.00	$0.00	$324,700.00	$0.85	$324,700.00	$0.85
Class A-3 Notes	$0.00	$0.00	$308,384.72	$0.87	$308,384.72	$0.87
Class A-4 Notes	$0.00	$0.00	$66,583.33	$0.89	$66,583.33	$0.89
Class B Notes	$0.00	$0.00	$54,404.72	$0.97	$54,404.72	$0.97
Class C Notes	$0.00	$0.00	$55,675.00	$1.06	$55,675.00	$1.06

Total	$22,339,838.27	$20.15	$1,001,215.68	$0.90	$23,341,053.95	$21.05
***Memo: This Monthly Investor Report replaces the Monthly Investor Report for the January 2020 Collection Period that was originally filed by the Trust as Exhibit 99 to Form 10-D on Wednesday, February 26, 2020. For more information, please read the Explanatory Memo on page 5 and 6 of this Monthly Investor Report.

II. POOL INFORMATION

2020-A Reference Pool Balance	Lease Balance*	Securitization Value	Residual Portion of Securitization Value
Beginning of Period	$1,514,950,599.41	$1,248,469,217.26	$803,117,137.51
Change	$(22,435,618.09)	$(16,121,560.41)	$3,170,150.12
End of Period	$1,492,514,981.32	$1,232,347,656.85	$806,287,287.63
Residual Portion of Securitization Value as % of Securitization Value at end of period			65.43%

	At Cutoff Date	Terminations in Prior Period	Beginning of Period	Terminations in Current Period	End of Period
Number of Leases	50,436	0	50,436	118	50,318

				Beginning of Period	End of Period
Weighted Average Remaining Term to Maturity in Months**				23.5	22.5

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

Delinquent Leases
		Number of Leases	Securitization Value	% of End of Period Reference Pool Balance
31 - 60 Days Delinquent		185	$4,370,007.41	0.35%
61 - 90 Days Delinquent		2	$28,494.07	0.00%
91- 120 Days Delinquent		0	$0.00	0.00%
Over 120 Days Delinquent		0	$0.00	0.00%
Total Delinquent Leases		187	$4,398,501.48	0.36%

Delinquency Trigger (61+ Delinquent Leases)

Transaction Month	Trigger
1-12	0.30%
13+	0.40%
61+ Delinquent Leases Balance to EOP Pool Balance				0.0023%
Delinquency Trigger Occurred				No

		Current Period	Cumulative
Prepayment Speed		0.21%	0.21%

III. EXCHANGE NOTE COLLECTIONS AND DISTRIBUTIONS

Collections
Base monthly Payments (Rent)				$21,644,077.89
plus: Payoffs				$2,894,621.85
plus: Other (including extension fees, excess charges, etc.)				$76,409.66
minus: Payaheads				$(856,224.73)
plus: Payahead Draws				$438,427.00
plus: Advances				$684,837.68
minus: Advance Reimbursement Amounts				$(779,263.81)
plus: Administrative Reallocation Amounts				$31,358.65
plus: Net Sale Proceeds				$256,439.10
plus: Recoveries				$0.00
Total Collections				$24,390,683.29

Reserve Account Draw Amount				$0.00

Total Collections Plus Reserve Account Draw Amount				$24,390,683.29

Exchange Note Distributions
	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Ref Pool Servicing Fee and Adv Reimbursement	$1,040,391.01	$1,040,391.01	$23,350,292.28	$0.00
2020-A Exchange Note Interest Payment	$1,506,705.50	$1,506,705.50	$21,843,586.78	$0.00
Shortfall Payment (to cover Notes)	$0.00	$0.00	$21,843,586.78	$0.00
Reserve Account Deposit	$0.00	$0.00	$21,843,586.78	$0.00
2020-A Exchange Note Principal Payment	$47,292,625.91	$21,843,586.78	$0.00	$(25,449,039.13)
Shared Amounts	$0.00	$0.00	$0.00	$0.00
Excess Exchange Note Amounts	$0.00	$0.00	$0.00	$0.00
Total	$49,839,722.42	$24,390,683.29	$0.00	$(25,449,039.13)

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

IV. AVAILABLE FUNDS AND DISTRIBUTIONS***

Available Funds
2020-A Exchange Note Interest Payment				$1,506,705.50
2020-A Exchange Note Principal Payment				$21,843,586.78
Shortfall Payment (to cover Notes)				$0.00
Excess Exchange Note Amounts				$0.00

Total				$23,350,292.28

ABS Note Distributions	Amount Due	Amount Paid	Remaining Available Funds	Shortfall
Trustee Fees and Expenses	$0.00	$0.00	$23,350,292.28	$0.00
Administration Fee	$9,238.33	$9,238.33	$23,341,053.95	$0.00
Class A-1 Interest	$191,467.91	$191,467.91	$23,149,586.04	$0.00
Class A-2 Interest	$324,700.00	$324,700.00	$22,824,886.04	$0.00
Class A-3 Interest	$308,384.72	$308,384.72	$22,516,501.32	$0.00
Class A-4 Interest	$66,583.33	$66,583.33	$22,449,917.99	$0.00

Total Class A Interest	$891,135.96	$891,135.96		$0.00
First Priority Principal Payment	$0.00	$0.00	$22,449,917.99	$0.00
Class B Interest	$54,404.72	$54,404.72	$22,395,513.27	$0.00
Second Priority Principal Payment	$0.00	$0.00	$22,395,513.27	$0.00
Class C Interest	$55,675.00	$55,675.00	$22,339,838.27	$0.00
Specified Reserve Deposit	$0.00	$0.00	$22,339,838.27	$0.00
Regular Principal Payment	$47,292,625.91	$22,339,838.27	$0.00	$(24,952,787.64)
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00
Remaining Funds to Holder of Residual Interest	$0.00	$0.00	$0.00	$0.00
Total	$48,303,079.92	$23,350,292.28	$0.00	$(24,952,787.64)

V. RECONCILIATION OF ADVANCES AND PAYAHEADS

Advances
Beginning of Period Advance Balance				$2,066,056.27
plus: Additional Advances				$684,837.68
minus: Advance Reimbursement Amounts				$(779,263.81)
End of Period Advance Balance				$1,971,630.14

Payaheads
Beginning of Period Payahead Balance				$1,781,963.15
plus: Additional Payaheads				$856,224.73
minus: Payahead Draws				$(438,427.00)
End of Period Payahead Balance				$2,199,760.88

VI. RESERVE ACCOUNT

Beginning of Period Reserve Account Balance				$3,121,173.04
minus: Reserve Account Draw				$0.00
plus: Reserve Deposit from Exchange Note Distributions				$0.00
plus: Reserve Deposit from Note Distributions				$0.00
End of Period Reserve Account Balance				$3,121,173.04
Memo: Required Reserve Amount				$3,121,173.04

VII. OVERCOLLATERALIZATION INFORMATION***
Targeted Overcollateralization Amount				$171,040,282.76
Actual Overcollateralization Amount (EOP Pool Balance- EOP Note Balance)				$146,087,495.12

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

VIII. LEASE TERMINATIONS
	Number of Leases		Securitization Value
Retained Vehicles	Current Period	Cumulative	Current Period	Cumulative
Early Terminations	109	109	$2,373,642.73	$2,373,642.73
Standard Terminations	0	0	$0.00	$0.00
Total Retained	109	109	$2,373,642.73	$2,373,642.73

Returned Vehicles
Early Terminations	7	7	$151,880.19	$151,880.19
Standard Terminations	1	1	$22,272.12	$22,272.12
Total Returned	8	8	$174,152.31	$174,152.31

Charged Off / Repossessed Vehicles	0	0	$0.00	$0.00
Removals by Servicer and Other	1	1	$31,833.65	$31,833.65
Total Terminations	118	118	$2,579,628.69	$2,579,628.69

Memo: 1) Removals of Leases Terminated in Prior Periods	0	0
2) Number of Leases Scheduled to Terminate	0	0	Current Period	Cumulative
Return Rate (Returned / Total Terminations)			6.78%	6.78%
Early Termination Rate (Early Terminations / Total Terminations)			98.31%	98.31%

Note: An Early Termination is a lease that terminates more than three months prior to the month in which it is scheduled to terminate.

IX. GAIN (LOSS) CALCULATIONS	Number of Leases		Gain (Loss)
	Current Period	Cumulative	Current Period	Cumulative
Gain (Loss) on Retained Vehicles
Customer Payments			$2,851,444.35
plus: Payahead draws			$4,413.38
minus: Unreimbursed Advances			$(5,516.43)
minus: Securitization Value of Retained Vehicles			$(2,373,642.73)
Total	109	109	$476,698.57	$476,698.57
Gain (Loss) Per Retained Vehicle			$4,373.38	$4,373.38

Gain (Loss) on Returned Vehicles
Customer Payments			$37,671.31
plus: Net Sale Proceeds			$160,155.90
plus: Payahead Draws			$585.90
minus: Unreimbursed Advances			$(320.24)
minus: Securitization Value of Returned Vehicles			$(174,152.31)
Total	8	8	$23,940.56	$23,940.56
Gain (Loss) Per Returned Vehicle			$2,992.57	$2,992.57

Credit Gain (Loss) Charged Off / Repo Vehicles	0	0	$0.00	$0.00
Credit Gain (Loss) Per Charged Off / Repo Vehicle			$0.00	$0.00
Recoveries			$0.00	$0.00

Total Gain (Loss)	117	117	$500,639.13	$500,639.13
Average Gain (Loss) on all Retained, Returned and Repo Vehicles			$4,278.97	$4,278.97

Removals by Servicer and Other	1	1

Note: There is no Gain or Loss on Removals

Memo: Residual Gain (Loss) on Returned Vehicles
Net Sale Proceeds			$160,155.90
plus: Excess Wear and Use and Excess Mileage Assessed			$1,167.60
minus: Residual Portion of Securitization Value			$(126,988.82)
Total	8	8	$34,334.68	$34,334.68
Residual Gain (Loss) Per Returned Vehicle			$4,291.84	$4,291.84

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

Prior and Current Collection Periods Average Gain (Loss)	Percent
Ratio of Total Gain (Loss) to the Average Pool Balance (annualized)
Third Prior Collection Period	0.00%
Second Prior Collection Period	N/A
Prior Collection Period	N/A
Current Collection Period	0.48%
Four Month Average (Current and Prior Three Collection Periods)	N/A

Ratio of Cumulative Total Gain (Loss) for all Collection Periods to Initial Pool Balance	0.04%

X. CREDIT RISK RETENTION INFORMATION
The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.

	Fair Value (in Millions)	Fair Value (in percentage)

Class A Notes	$ 1,000.0	77.3%
Class B Notes	$ 56.2	4.3%
Class C Notes	$ 52.4	4.1%
Residual Interest	$ 185.2	14.3%

Total	$ 1,293.8	100.0%

The sponsor has satisfied the credit risk retention requirements of Regulation RR by causing the depositor to retain the residual interest in the trust having a fair value of at least 5% ($64.69 million) of the sum of the fair values, as of the closing date, of the notes and the residual interest in the trust.

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION

THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.

Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer

*Lease Balance is calculated similar to Securitization Value, but present values the base monthly payments and contract lease end value at the contract lease factor, without considering the base residual value or minimum discount rate.

**The Weighted Average is calculated based on Securitization Value.
***Explanatory Memo:
Due to an administrative error, the principal and interest payments disclosed in the Monthly Investor Report for the January 2020 Collection Period that was filed as Exhibit 99 to form 10-D on Wednesday February 26, 2020 were incorrect. Interest payments on the Class A-2 Notes, Class A-3 Notes, Class A-4 Notes, Class B Notes, and Class C Notes were calculated using an incorrect day count convention for the related Interest Period. As the result, interest was over paid to the Class A-2, Class A-3, Class A-4, Class B and Class C Noteholders by an aggregate amount of $142,896.68, which would have otherwise been distributed to the Class A-1 noteholders as a Regular Principal Payment in an equivalent amount or $ 0.75 per $ 1,000 face value. The Principal Payment amount for the Class A-1 Notes and the Interest Payment amounts for the Class A-2 Class A-3, Class A-4, Class B and Class C Notes have been corrected and additional details are reflected in the table below.

Ford Credit Auto Lease Trust 2020-A
Monthly Investor Report

Transaction Month	1	Payment Date	February 18, 2020
Collection Period	January, 2020

	Principal Payments			Interest Payments

	Corrected	Original	Variance	Corrected	Original	Variance
			Incr./(Decr)			Incr./(Decr)

Class A-1 Notes	$ 22,339,838.27	$ 22,196,941.59	$ 142,896.68	$ 191,467.91	$ 191,467.91	$ -
Class A-2 Notes	-	-	-	324,700.00	382,000.00	(57,300.00)
Class A-3 Notes	-	-	-	308,384.72	362,805.56	(54,420.84)
Class A-4 Notes	-	-	-	66,583.33	78,333.33	(11,750.00)
Class B Notes	-	-	-	54,404.72	64,005.56	(9,600.84)
Class C Notes	-	-	-	55,675.00	65,500.00	(9,825.00)

Total	$ 22,339,838.27	$ 22,196,941.59	$ 142,896.68	$ 1,001,215.68	$ 1,144,112.36	$ (142,896.68)

Other values related to interest and principal payments in this Monthly Investor Report, such as End of Period Note Balance and End of Period Total Overcollateralization, have also been updated as a result of the information described in the preceding paragraph.